CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net Income (Loss)	$ (25,782)	$ (29,470)	$ (39,661)	$ (50,332)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	5,568	4,631	6,246	7,716
Stock-based compensation	3,684	4,311	5,174	2,623
Gain on receipt of nonmonetary tangible assets	(1,600)	(1,600)	(1,600)	0
Change in right-of-use assets	606	747	987	1,176
Non-cash issuance of warrants	0	1,940	1,940	0
Change in warrant valuations and cancellations	60	(51)	(51)	(581)
Other	(110)	0	0	(1,309)
Inventory allowance			428	839
Changes in operating assets and liabilities
Accounts receivable	3,484	(2,851)	1,754	(2,983)
Inventories	(1,118)	3,202	6,041	15,162
Prepaid expenses and other assets	(823)	(1,444)	521	2,735
Other long-term assets	0	361	(463)	(787)
Accounts payable	(956)	1,932	821	(3,938)
Accrued and other current liabilities	1,584	(2,966)	(3,565)	2,721
Other long-term liabilities	(174)	(446)
Net cash used in operating activities	(15,577)	(21,704)	(21,428)	(26,958)
Cash flows from investing activities
Purchase of intangible assets	(3,687)	(2,145)	(3,073)	(2,562)
Purchases of property, equipment and software	(1,162)	(243)	(658)	(459)
Net cash used in investing activities	(4,849)	(2,388)	(3,731)	(3,021)
Cash flows from financing activities
Proceeds from issuance of common stock in connection with initial public offering, net of offering costs, underwriting discounts and commissions	99,843	0	57,989	31,258
Proceeds from issuance of preferred stock, net of issuance costs	0	57,983	854	276
Proceeds from exercise of stock options	353	349	0	240
Proceeds from exercise of warrants	5,702	0
Net cash provided by financing activities	105,898	58,332	58,843	31,774
Effect of exchange rate changes on cash and cash equivalents	37	8	(24)	(254)
Net (decrease) increase in cash and cash equivalents	85,509	34,248	33,660	1,541
Cash and cash equivalents at beginning of period	60,981	27,321	27,321	25,780
Cash and cash equivalents at end of period	146,490	61,569	60,981	27,321
Supplemental disclosure of non-cash investing and financing activities
Intangible assets in accounts payable, accrued and other long-term liabilities	7,904	3,456	10,328	2,169
Gain on receipt of nonmonetary tangible asset	1,600	1,600	1,600	0
Right-of-use assets obtained in exchange for new operating lease liabilities	383	1,124	1,207	51
Deemed dividends	$ 0	$ 2,724	$ 2,724	$ 1,941